CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (168,723)	$ (32,409)	$ (162,745)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,935	2,090	1,316
Write-down of vendor advance		2,300	10,560
Non-cash interest expense on convertible debt		389	1,047
Write-down of inventories	783	889	7,123
Stock-based compensation expense	42,531	47,798	11,004
Change in fair value of warrant liabilities	(20,859)	(161,095)
Other	615	1,900	1,966
Changes in operating assets and liabilities:
Accounts receivable	(3,063)	(6,127)	(4,377)
Inventories	(24,510)	(11,285)	(23,487)
Prepaid expenses and other assets	3,819	(10,669)	(20)
Vendor advances	5,100	(2,621)	1,658
Accounts payable	1,216	(10,521)	11,175
Deferred revenue	2,266	7,314	7,446
Accrued purchase commitments	(17,383)	(23,063)	42,550
Change in operating lease assets and liabilities	2,257	1,901
Accrued expenses and other liabilities	901	4,022	13,084
Net cash used in operating activities	(169,115)	(189,187)	(81,700)
Cash flows from investing activities:
Purchases of marketable securities	(75,534)	(1,019,003)
Sales of marketable securities		1,017,010
Purchases of property and equipment, including capitalized software	(18,302)	(7,877)	(2,376)
Sales of property and equipment	57
Net cash used in investing activities	(93,779)	(9,870)	(2,376)
Cash flows from financing activities:
Proceeds from exercise of stock options and warrants	2,982	21,707	2,038
Net proceeds from equity infusion from the Business Combination		548,403	(657)
Proceeds from loan payable			4,366
Proceeds from issuance of convertible debt			50,000
Payment of loan payable		(4,366)
Payments of debt issuance costs		(52)	(1,467)
Other financing activities	(101)
Net cash provided by financing activities	2,881	565,692	54,280
Net (decrease) increase in cash, cash equivalents and restricted cash	(260,013)	366,635	(29,796)
Cash, cash equivalents and restricted cash, beginning of period	426,841	60,206	90,002
Cash, cash equivalents and restricted cash, end of period	166,828	426,841	60,206
Supplemental disclosure of non-cash investing and financing activities
Purchase of property and equipment	$ 4,501	$ 1,841	564
Deferred offering costs and debt issuance costs			$ 3,106